Goodwill and Acquired Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortization expense	$ 8,740	[1]	$ 2,395	[1]	$ 9,477	$ 4,071	$ 3,178
Acquired intangible assets					257,869
Other Intangible Assets
Goodwill And Other Intangible Assets [Line Items]
Intangible assets amortization expense	$ 7,000		$ 1,100		$ 6,900	$ 2,500	$ 2,000
Useful life	14 years 7 months 6 days

[1]	Unaudited